Cover	Mar. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity File Number	001-38392
Entity Registrant Name	BLINK CHARGING CO.
Entity Central Index Key	0001429764
Entity Tax Identification Number	03-0608147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	605 Lincoln Road
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	521-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	BLNK
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	BLNKW
Security Exchange Name	NASDAQ